Share-based awards (Tables)	12 Months Ended
Dec. 31, 2022
Share-Based Payment Arrangement [Abstract]
Schedule of compensation expense recognized for share-based awards
	Years ended December 31,
Share-based compensation expenses (In thousands)	2020	2021	2022
—Restricted Shares (a)	—	5,573	1,006
—Share options(b)	50,607	3,184	2,092
Total	50,607	8,757	3,098

Schedule of summary of restricted shares activity
(Number of shares)	Number of Restricted Shares
Outstanding as of January 1, 2020	—
Vested	—
Outstanding as of December 31, 2020	—
Granted	6,261,100
Forfeited	(345,000)
Vested	(3,000,000)
Outstanding as of December 31, 2021	2,916,100
Granted	8,822,010
Vested	(3,767,180)
Outstanding as of December 31, 2022	7,970,930

Schedule of changes in the share options granted
	Number of share options	Weighted average exercise price	Aggregate intrinsic value
Outstanding as of January 1, 2020	17,395,740	$0.52	$52,951,848
Granted	6,163,017	$0.55	$7,668,544
Forfeited	(683,280)	$0.67	$(1,733,224)
Exercised	(576,720)	$0.50	$(1,804,198)
Outstanding as of December 31, 2020	22,298,757	$0.54	$57,082,970
Exercisable as of December 31, 2020	—	$—	$—
Granted	820,000	$0.68	$171,820
Forfeited	(1,973,636)	$0.56	$(3,388,792)
Exercised	(1,919,760)	$0.52	$(5,939,067)
Outstanding as of December 31, 2021	19,225,361	$0.54	$47,926,931
Exercisable as of December 31, 2021	13,478,069	$0.55	$38,703,590
Granted	716,420	$0.81	$(458,564)
Forfeited	(1,936,841)	$0.74	$(2,428,038)
Outstanding as of December 31, 2022	18,004,940	$0.53	$45,040,329
Exercisable as of December 31, 2022	14,644,270	$0.54	$39,789,170

Schedule of share based payment award stock options valuation assumptions
	Years ended December 31,
(In thousands)	2020	2021	2022
Risk-free interest rate(i)	0.33%-0.88%	1.22%-1.52%	0.90%-1.67%
Expected dividend yield(ii)	0.00%	0.00%	0.00%
Expected volatility(iii)	37.94%-40.07%	35.01%-36.00%	29.44%-34.81%
Grant date fair value	$0.98-$1.93	$0.06-$0.65	$0.00-$0.0044

(i)	Risk-free interest rate is based on the yields of United States Treasury securities with maturities similar to the expected life of the share options in effect at the time of grant.

(ii)	Expected dividend yield is assumed to be 0% as the Company has no history or expectation of paying dividend on its ordinary shares.

(iii)	Expected volatility is assumed based on the historical volatility of the Company’s comparable companies in the period equal to the expected life of each grant.